Restoration provisions (Tables)	12 Months Ended
Oct. 31, 2021
Li Cycle Holdings Corp [Member]
Statement [Line Items]
Summary of Change in Restoration and Rehabilitation Costs
The
following table represents the continuity of the restoration provision associated with the Company’s leased plant properties:

Restoration provisions at October 31, 2019	$—
Initial recognition	$321,400
Interest Recognized	$—

Restoration provisions at October 31, 2020	$321,400

Interest Recognized	3,194
Foreign exchange recognized	9,639

Restoration provisions at October 31, 2021	$334,233